united states
securities and exchange commission
washington, d.c. 20549

form N-CSR

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end: 5/31

Date of reporting period: 5/31/24

Item 1. Reports to Stockholders.

(a)

LGM Risk Managed Total Return Fund - Institutional Class (LBETX)

Annual Shareholder Report - May 31, 2024

Fund Overview
This annual shareholder report contains important information about LGM Risk Managed Total Return Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.LGMCapitalmanagement.com. You can also request this information by contacting us at 1-844-655-9371.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$286	2.86%

How did the Fund perform during the reporting period?

Investment strategy
The Fund seeks to provide total returns from capital appreciation and income and minimize risk during unfavorable or declining market conditions with lower volatility than the S&P 500 Index. It is designed for investors seeking a risk-managed alternative to traditional buy and hold strategies, without sacrificing the potential for growth.
The majority of mutual funds are buy and hold and cannot de-risk as markets dictate. The Fund has the flexibility to invest as market conditions dictate in a combination of assets as described in the Prospectus. The adviser’s decisions are based on technical research and analysis, including price movements and trends. In the past year, the Fund’s performance was due to its unique investment flexibility.
Managed Risk and Minimized Losses
Managing risk and minimizing losses are crucial to investors. Due to its unique investment flexibility, the chart illustrates the Fund’s top-performance in minimizing losses ending May 31, 2024, and every year since its inception versus the S&P 500 and NASDAQ.

2017-2024 Maximum Drawdowns

Maximum Drawdown is the largest decline from peak to trough in value.

Morningstar Rankings & Returns as of May 31, 2024

LBETX Total and Tax Adjusted Returns are #1 Percentile in its Morningstar category.

LBETX Total Returns as of May 31, 2024 outperformed its Morningstar Index since inception.

LBETX vs LEGATRUU (Bloomberg Global Aggregate Total Return Index)

One-Year, 6/1/23 to 5/31/24

LBETX vs LEGATRUU

Since Inception, 6/12/17 to 5/31/24

Performance
Due to its unique investment fexibility of managing risk and minimizing losses as market conditions dictated, the Fund was #1 Percentile in its Morningstar Category, outperformed its Morningstar Index, and outperformed its Benchmark (Bloomberg Global Aggregate Total Return Index) for the one-year and since inception, all ending May 31, 2024. Additional information can be found at: www.LGMCapitalManagement.com.

Average Annual Total Returns

			Since
			Inception
	1 Year	5 Years	(6/12/2017)
LGM Risk Managed Total Return Fund -	14.54%	2.59%	3.61%
Institutional Class S&P 500® Index	28.19%	15.80%	13.75%
Bloomberg Global Aggregate Index	0.77%	-1.62%	-0.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$13,037,022
Number of Portfolio Holdings	2
Advisory Fee	$129,026
Portfolio Turnover	355%

What did the Fund invest in?

Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class	52.2%
SPDR S&P 500 ETF Trust	48.5%

Material Fund Changes

No material changes occurred during the year ended May 31, 2024.

LGM Risk Managed Total Return Fund - Institutional Class (LBETX )

Annual Shareholder Report - May 31, 2024

Additional information is available on the Fund’s website ( www.LGMCapitalmanagement.com ), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-AR 053124-LBETX

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $14,350

2023 - $13,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2024 - None

2023 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $3,000

2023 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

LGM Risk Managed Total Return Fund

Institutional Class – LBETX

Annual Report
May 31, 2024

1-844-655-9371

www.LGMCapitalManagement.com
LGM Capital Management, LLC
2325 E. Camelback Rd., Suite 400
Phoenix, Arizona 85016

Distributed by Northern Lights Distributors, LLC
Member FINRA

LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.5%
	EQUITY - 48.5%
12,000	SPDR S&P 500 ETF Trust	$6,328,440

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,252,090)	6,328,440

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 52.2%
	MONEY MARKET FUNDS - 52.2%
6,804,243	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 5.15% (Cost $6,804,243)(a)	6,804,243

	TOTAL INVESTMENTS - 100.7% (Cost $12,056,333)	$13,132,683
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(95,661)
	NET ASSETS - 100.0%	$13,037,022

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2024

ASSETS
Investment securities:
At cost	$12,056,333
At fair value	$13,132,683
Interest receivable	34,347
TOTAL ASSETS	13,167,030

LIABILITIES
Investment advisory fees payable	11,282
Payable to related parties	79,642
Accrued expenses and other liabilities	39,084
TOTAL LIABILITIES	130,008
NET ASSETS	$13,037,022

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$15,300,310
Accumulated losses	(2,263,288)
NET ASSETS	$13,037,022

Net Asset Value Per Share:
Institutional Class Shares:
Net Assets	$13,037,022
Shares of beneficial interest outstanding *	1,207,982

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share **	$10.79

*	Unlimited number of shares of beneficial interest authorized, no par value.

**	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2024

INVESTMENT INCOME
Dividends	$50,525
Interest	459,767
TOTAL INVESTMENT INCOME	510,292

EXPENSES
Investment advisory fees	129,026
Administrative services fees	57,763
Transfer agent fees	32,415
Accounting services fees	30,853
Legal fees	27,420
Compliance officer fees	23,662
Audit and tax fees	16,250
Trustees’ fees and expenses	15,075
Third party administrative servicing fees	12,382
Printing and postage expenses	8,702
Registration fees	8,400
Custodian fees	3,333
Insurance expense	1,830
Other expenses	1,909
NET EXPENSES	369,020

NET INVESTMENT INCOME	141,272

NET REALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	463,805
Net change in unrealized appreciation on investments	1,076,350
NET REALIZED GAIN FROM INVESTMENTS	1,540,155

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,681,427

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	May 31, 2024	May 31, 2023

FROM OPERATIONS
Net investment income	$141,272	$39,224
Net realized gain (loss) from investments	463,805	(59,102)
Net change in unrealized appreciation on investments	1,076,350	—
Net increase (decrease) in net assets resulting from operations	1,681,427	(19,878)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,000,012	1,515,798
Payments for shares redeemed	(3,943,943)	(2,256,055)
Net decrease in net assets from shares of beneficial interest	(2,943,931)	(740,257)

TOTAL DECREASE IN NET ASSETS	(1,262,504)	(760,135)

NET ASSETS
Beginning of Year	14,299,526	15,059,661
End of Year	$13,037,022	$14,299,526

SHARE ACTIVITY
Institutional Class:
Shares Sold	95,329	162,067
Shares Redeemed	(405,771)	(239,491)
Net decrease in shares of beneficial interest outstanding	(310,442)	(77,424)

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Institutional Class

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020

Net asset value, beginning of year	$9.42	$9.44	$9.22	$9.58	$10.47
Activity from investment operations:
Net investment income (loss) (1,5)	0.11	0.03	(0.18)	(0.12)	0.04
Net realized and unrealised gain (loss) on investments	1.26	(0.05)	0.40	0.32	(0.51)
Total from investment operations	1.37	(0.02)	0.22	0.20	(0.47)
Redemption fees	—	—	0.00 (2)	00 (2)	00 (2)
Less distributions from:
Net investment income	—	—	—	(0.06)	(0.02)
Net realized gains	—	—	—	(0.50)	(0.40)
Total distributions	—	—	—	(0.56)	(0.42)
Net asset value, end of year	$10.79	$9.42	$9.44	$9.22	$9.58
Total return (3)	14.54%	(0.21)%	2.39%	2.16%	(4.95)%
Net assets, end of year (000s)	$13,037	$14,300	$15,060	$19,728	$35,001
Ratio of gross expenses to average net assets (4,5)	2.86%	2.72%	2.32%	2.08%	1.67%
Ratio of net expenses to average net assets (5)	2.86%	2.72%	2.32%	1.91%	1.55%
Ratio of net investment income (loss) to average net assets (6)	1.10%	0.28%	(1.96)%	(1.25)%	0.41%
Portfolio Turnover Rate	355%	1361%	3065%	5180%	5582%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year.

(2)	Less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

1.	ORGANIZATION

The LGM Risk Managed Total Return Fund (the “Fund”) is a diversified series of shares of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on June 12, 2017. The Fund’s objective is to provide total return from capital appreciation and income with lower volatility than the S&P 500 Index, with a secondary objective of limiting risk during unfavorable or declining market conditions. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund currently offers Institutional Class shares at net asset value.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Security Valuation – The Fund records its investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds, including money market funds, are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. Applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid investments, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2024, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$6,328,440	$—	$—	$6,328,440
Short-Term Investments	6,804,243	—	—	6,804,243
Total	$13,132,683	$—	$—	$13,132,683

The Fund did not hold any level 2 or 3 securities during the year.

*	Refer to the Schedule of Investments for classifications.

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities in their portfolio, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Dividends that represent long-term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually. Distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – The Fund qualifies as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended May 31, 2021 through May 31, 2023, or expected to be taken in the Fund’s May 31, 2024 year-end tax returns. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended May 31, 2024, the Fund did not incur any interest or penalties. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents, if any, are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $19,207,930 and $14,419,645, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

LGM Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Fund accrued $129,026 in advisory fees for the year ended May 31, 2024.

Prior to October 1, 2020, the Adviser had contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses) and derivatives of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), did not exceed 1.55% of the daily average net assets attributable to Institutional Class shares. This expense limitation expired on September 30, 2020. These fee waivers and reimbursements were subject to possible recoupment from the Fund by the Adviser (within the three years after the fees have been waived or reimbursed) if such recoupment could be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. During the year ended May 31, 2024, the Fund recaptured $0, and the remaining recapturable balance of $43,058, expired on September 30, 2023.

In addition, certain affiliates of the Northern Lights Distributors, LLC (the “Distributor”) provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in “Compliance officer fees” in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis as shown in the Statement of Operations. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in “Printing and postage expenses” in the Statement of Operations.

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,056,333 for the Fund.

Unrealized Appreciation	$1,076,350
Unrealized Depreciation	—
Tax Net Unrealized Appreciation	$1,076,350

There were no Fund distributions for the year ended May 31, 2024 and May 31, 2023.

As of May 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$141,272	$—	$—	$(3,480,910)	$—	$1,076,350	$(2,263,288)

At May 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Non-expiring Short-Term	Non-expiring Long-Term	Total	CLCF Utilized
$3,480,910	$—	$3,480,910	$463,805

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than ninety days. The redemption fee is paid directly to the Fund. Please refer to the Statements of Changes in Net Assets for the collected redemption fees.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, Charles Schwab & Co. held 79.7% of the voting securities and may be deemed to control the Fund.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing its assets in Underlying Funds. As of May 31, 2024, the percentage of the Fund’s net assets invested in the Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class was 52.2% and SPDR S&P 500 ETF Trust was 48.5%, (the “Securities”). The Fund may sell its investments in the Securities at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of these investments. The annual report of the Securities, along with the report of the independent registered public accounting firm is available at “www.sec.gov”.

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2024

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of LGM Risk Managed Total Return Fund and
Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LGM Risk Managed Total Return Fund (the “Fund”), a series of Northern Lights Fund Trust IV, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2024

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

LGM Risk Managed Total Return Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2024

Renewal of the Investment Advisory Agreement with LGM Capital Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on April 18, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “LGM Advisory Agreement”) between LGM Capital Management, LLC (“LGM”) and the Trust, with respect to LGM Risk Managed Total Return Fund (“LGMRM”). In considering the renewal of the LGM Advisory Agreement, the Board received materials specifically relating to the LGM Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the LGM Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the LGM Advisory Agreement on behalf of LGMRM and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the LGM Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that there were no changes to the key personnel that serviced LGMRM, which included a portfolio manager and chief compliance officer. The Board reviewed the investment advisory services provided by LGM to LGMRM, which included, among other things, technical research and analysis, monitoring of price movements and price trends of equity and bond markets and compliance oversight. The Board observed that LGM had arrangements with two institutional execution venues to execute transactions with respect to the selection of broker-dealers. The Board noted that LGM’s chief compliance officer performed quarterly and annual reviews of all of LGMRM’s trading activity for best execution and compliance with its investment strategy, as well as cyber security protocols. The Board acknowledged that LGM reported no regulatory examinations or investigations, compliance issues or any cyber security incidents since the last renewal of the investment advisory agreement. The Board concluded it could expect LGM to continue to provide satisfactory services to LGMRM and its shareholders.

Performance. The Board observed that LGMRM outperformed its Morningstar category median and peer group median for the 1-year and 3-year periods ended January 31, 2024 with net returns of 8.79% and 3.59%, respectively, and underperformed the Morningstar Category and peer group medians for the 5-year period ended January 31, 2024 and since inception with net returns of 1.84% and 3.17%, respectively. The Board noted that LGMRM underperformed its benchmark, S&P 500 Index, across all periods. The Board acknowledged LGM’s assertion that LGMRM did not seek to mirror or outperform the S&P 500 Index. The Board noted that, instead, LGMRM had a primary objective to provide total return from capital appreciation and income with lower volatility than the S&P 500 Index and a secondary objective of limiting risk during unfavorable or declining market conditions. The Board remarked that, despite the underperformance compared to its benchmark, LGMRM met its objective of providing returns with a lower beta-risk exposure than the benchmark. The Board concluded that LGM’s returns were satisfactory.

Fees and Expenses. The Board observed that LGM’s advisory fee of 1.00% was higher than its peer group median and average of 0.98% and 0.91%, respectively, and Morningstar category median and average of 0.24% and 0.31%. The Board noted that the net expense ratio of 2.72% was the highest of its peer group and Morningstar category. The Board considered LGM’s explanation that the higher advisory fee was a result of LGM’s active risk management, and it was justified by LGMRM’s total returns and lower beta-risk exposure than its benchmark. The Board concluded that LGM’s advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by LGM and noted that LGM was earning a reasonable profit with respect to LGMRM. The Board determined that excessive profitability was not an issue for LGMRM at this time.

LGM Risk Managed Total Return Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continue)

May 31, 2024

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of LGMRM. The Board noted that there were no perceived economies of scale given the managed risk and tactical nature of LGMRM. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from LGM as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with LGM was in the best interests of LGMRM and its shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

INVESTMENT ADVISOR
LGM Capital Management, LLC
2325 E. Camelback Rd., Suite 400
Phoenix, Arizona 85061

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

LGM-AR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By	(Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	7/31/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	7/31/2024

By	(Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	7/31/2024